Quarterly Holdings Report
for
Fidelity Freedom® 2020 Fund
December 31, 2021
F20-NPRT3-0322
1.811330.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $8,039,529)	8,040,000	8,039,616

Domestic Equity Funds - 26.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	20,183,858	240,187,910
Fidelity Series Blue Chip Growth Fund (c)	22,878,450	376,350,506
Fidelity Series Commodity Strategy Fund (c)	119,535,812	488,901,472
Fidelity Series Growth Company Fund (c)	46,922,244	957,682,991
Fidelity Series Intrinsic Opportunities Fund (c)	50,103,788	989,048,771
Fidelity Series Large Cap Stock Fund (c)	45,350,081	861,198,034
Fidelity Series Large Cap Value Index Fund (c)	20,442,249	318,081,394
Fidelity Series Opportunistic Insights Fund (c)	23,865,463	494,969,694
Fidelity Series Small Cap Discovery Fund (c)	7,570,457	107,879,011
Fidelity Series Small Cap Opportunities Fund (c)	23,954,276	357,397,796
Fidelity Series Stock Selector Large Cap Value Fund (c)	52,056,158	731,909,580
Fidelity Series Value Discovery Fund (c)	33,894,705	561,635,267
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,355,026,565)		6,485,242,426

International Equity Funds - 25.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	28,563,661	415,030,000
Fidelity Series Emerging Markets Fund (c)	22,479,213	236,256,526
Fidelity Series Emerging Markets Opportunities Fund (c)	101,064,984	2,124,385,955
Fidelity Series International Growth Fund (c)	55,780,897	1,066,530,754
Fidelity Series International Small Cap Fund (c)	15,149,201	324,041,418
Fidelity Series International Value Fund (c)	95,534,760	1,067,123,273
Fidelity Series Overseas Fund (c)	74,053,457	1,066,369,782
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,483,191,084)		6,299,737,708

Bond Funds - 42.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	19,145,977	192,417,073
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	124,220,462	1,258,353,280
Fidelity Series Emerging Markets Debt Fund (c)	14,107,146	127,951,818
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,532,077	42,782,806
Fidelity Series Floating Rate High Income Fund (c)	2,623,606	24,294,587
Fidelity Series High Income Fund (c)	15,878,669	151,482,499
Fidelity Series Inflation-Protected Bond Index Fund (c)	61,789,947	653,737,640
Fidelity Series International Credit Fund (c)	2,176,387	21,589,760
Fidelity Series International Developed Markets Bond Index Fund (c)	45,023,785	442,583,809
Fidelity Series Investment Grade Bond Fund (c)	565,255,954	6,568,274,192
Fidelity Series Long-Term Treasury Bond Index Fund (c)	94,776,951	807,499,624
Fidelity Series Real Estate Income Fund (c)	7,865,144	92,258,143
TOTAL BOND FUNDS (Cost $10,146,426,168)		10,383,225,231

Short-Term Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	22,089,038	22,093,456
Fidelity Series Government Money Market Fund 0.08% (c)(e)	919,897,038	919,897,038
Fidelity Series Short-Term Credit Fund (c)	26,046,589	260,986,819
TOTAL SHORT-TERM FUNDS (Cost $1,201,845,247)		1,202,977,313

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $20,194,528,593)	24,379,222,294
NET OTHER ASSETS (LIABILITIES) - 0.0%	(341,459)
NET ASSETS - 100.0%	24,378,880,835

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	169	Mar 2022	10,362,235	61,385	61,385

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,593,936.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	28,085,985	51,795,880	57,788,409	6,820	-	-	22,093,456	0.0%
Total	28,085,985	51,795,880	57,788,409	6,820	-	-	22,093,456

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	315,034,757	121,872,203	1,226,749	(612,773)	(132,708)	192,417,073
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	1,280,681,477	30,877,847	8,515,304	(174,430)	8,724,080	1,258,353,280
Fidelity Series All-Sector Equity Fund	267,552,400	41,547,006	78,067,353	34,343,973	14,029,280	(4,873,423)	240,187,910
Fidelity Series Blue Chip Growth Fund	424,519,598	115,797,838	154,235,414	80,858,883	18,776,270	(28,507,786)	376,350,506
Fidelity Series Canada Fund	356,967,222	78,592,155	69,180,400	8,976,036	4,756,720	43,894,303	415,030,000
Fidelity Series Commodity Strategy Fund	722,563,061	223,311,604	374,541,830	208,892,634	(27,313,380)	(55,117,983)	488,901,472
Fidelity Series Emerging Markets Debt Fund	137,745,234	13,899,492	23,652,026	4,573,995	(1,628,071)	1,587,189	127,951,818
Fidelity Series Emerging Markets Debt Local Currency Fund	45,232,590	6,854,818	6,832,417	1,645,913	(68,333)	(2,403,852)	42,782,806
Fidelity Series Emerging Markets Fund	285,942,410	40,096,982	66,732,081	7,639,429	10,195,826	(33,246,611)	236,256,526
Fidelity Series Emerging Markets Opportunities Fund	2,606,073,878	546,685,772	631,706,114	243,058,163	125,454,226	(522,121,807)	2,124,385,955
Fidelity Series Floating Rate High Income Fund	27,690,771	945,749	4,548,199	847,510	(322,945)	529,211	24,294,587
Fidelity Series Government Money Market Fund 0.08%	1,944,701,355	104,603,087	1,129,407,404	861,079	-	-	919,897,038
Fidelity Series Growth Company Fund	1,083,608,135	376,625,396	443,115,497	265,700,563	115,441,210	(174,876,253)	957,682,991
Fidelity Series High Income Fund	163,567,784	9,135,693	23,962,245	6,464,645	65,618	2,675,649	151,482,499
Fidelity Series Inflation-Protected Bond Index Fund	1,882,482,550	110,845,750	1,376,981,670	54,983,081	132,327,159	(94,936,149)	653,737,640
Fidelity Series International Credit Fund	21,174,543	546,222	-	546,222	-	(131,005)	21,589,760
Fidelity Series International Developed Markets Bond Index Fund	-	455,984,497	11,270,541	280,094	(56,485)	(2,073,662)	442,583,809
Fidelity Series International Growth Fund	1,000,332,240	224,875,344	225,026,060	83,210,825	13,176,172	53,173,058	1,066,530,754
Fidelity Series International Small Cap Fund	317,007,679	46,550,227	53,370,190	37,864,801	21,298,678	(7,444,976)	324,041,418
Fidelity Series International Value Fund	999,223,799	263,530,593	227,682,057	52,199,894	17,617,754	14,433,184	1,067,123,273
Fidelity Series Intrinsic Opportunities Fund	1,087,297,100	227,762,890	248,157,185	171,835,916	52,705,701	(130,559,735)	989,048,771
Fidelity Series Investment Grade Bond Fund	6,865,225,082	721,400,480	1,076,144,395	112,134,366	(7,111,450)	64,904,475	6,568,274,192
Fidelity Series Large Cap Stock Fund	950,543,675	95,474,961	216,744,256	80,033,723	46,875,002	(14,951,348)	861,198,034
Fidelity Series Large Cap Value Index Fund	350,395,752	23,822,714	77,459,586	18,861,125	18,316,331	3,006,183	318,081,394
Fidelity Series Long-Term Treasury Bond Index Fund	710,546,169	246,284,055	208,419,288	14,131,917	(16,591,313)	75,680,001	807,499,624
Fidelity Series Opportunistic Insights Fund	554,942,168	109,687,604	197,382,543	78,660,298	60,960,944	(33,238,479)	494,969,694
Fidelity Series Overseas Fund	1,002,002,952	176,905,434	250,886,898	30,819,660	34,156,553	104,191,741	1,066,369,782
Fidelity Series Real Estate Income Fund	99,977,363	3,710,223	17,373,209	3,328,423	2,010,615	3,933,151	92,258,143
Fidelity Series Short-Term Credit Fund	405,961,739	36,861,788	177,176,713	5,051,470	1,461,197	(6,121,192)	260,986,819
Fidelity Series Small Cap Discovery Fund	118,953,675	19,569,305	30,122,625	18,689,490	4,999,445	(5,520,789)	107,879,011
Fidelity Series Small Cap Opportunities Fund	397,851,709	109,881,100	100,381,217	93,017,724	20,791,833	(70,745,629)	357,397,796
Fidelity Series Stock Selector Large Cap Value Fund	803,489,378	121,760,385	193,772,411	96,707,211	48,172,085	(47,739,857)	731,909,580
Fidelity Series Value Discovery Fund	617,915,215	65,098,664	150,183,527	46,031,599	43,190,274	(14,385,359)	561,635,267
	26,251,487,226	6,214,364,062	7,997,265,401	1,871,992,715	752,899,713	(872,396,378)	24,349,089,222

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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